New Accounting Pronouncements and Extraordinary Item (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended						12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Extraordinary Item
Extraordinary Item, Net of Tax	$ 100	[1]	$ 273	[1]	$ 0	$ 0	$ 0	$ 373	$ 0
Reversal of Capacity Auction True Up Disallowance [Member]
Extraordinary Item
Extraordinary Item, Gain or Loss, Gross								421
Extraordinary Item, Net of Tax								273
Reversal of Regulatory Credits [Member]
Extraordinary Item
Extraordinary Item, Gain or Loss, Gross								65
Extraordinary Item, Net of Tax								42
Reversal of Accumulated Deferred Investment Tax Credits [Member]
Extraordinary Item
Extraordinary Item, Gain or Loss, Gross								89
Extraordinary Item, Net of Tax								$ 58

[1]	See "TCC Texas Restructuring" section of Note 2 for discussion of gains recorded in the third and fourth quarters of 2011.